Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit)	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B CNY (¥) shares	Ordinary Shares Class B USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription Receivable CNY (¥)	Subscription Receivable USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	(Accumulated deficit) /Retained Earnings CNY (¥)	(Accumulated deficit) /Retained Earnings USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Total Jayud Global Logistics Limited Shareholders’ Equity CNY (¥)	Total Jayud Global Logistics Limited Shareholders’ Equity USD ($)	Non-Controlling Interests CNY (¥)	Non-Controlling Interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 8,830		¥ 4,087		¥ 72,691,813		¥ (34,823,000)		¥ 4,651,141		¥ (9,025,668)		¥ (181,546)		¥ 33,325,657		¥ (2,428,070)		¥ 30,897,587
Balance at Dec. 31, 2022	¥ 8,830		¥ 4,087		72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)		30,897,587
Balance (in Shares) at Dec. 31, 2022 | shares	13,590,400	13,590,400	6,409,600	6,409,600
Provision for statutory reserve									(1,076,065)		1,076,065
Net loss											(23,752,020)				(23,752,020)		(2,476,015)		(26,228,035)
Issuance of new shares	¥ 976				39,083,572										39,084,622				39,084,622
Issuance of new shares (in Shares) | shares	1,250,000	1,250,000
Issuance of warrants					360,874										360,874				360,874
Reorganization payment					(34,399,708)										(34,399,708)				(34,399,708)
Funds received from share issued in 2022							34,823,000								34,823,000				34,823,000
Transfer of deferred offering cost upon completion of IPO					(16,101,079)										(16,101,079)				(16,101,079)
Foreign currency translation													(2,252,616)		(2,252,616)				(2,252,616)
Balance at Jun. 30, 2023	¥ 9,880		¥ 4,087		61,635,472				3,575,076		(31,701,623)		(2,434,162)		31,088,730		(4,904,085)		26,184,645
Balance (in Shares) at Jun. 30, 2023 | shares	14,942,623	14,942,623	6,409,600	6,409,600
Balance (in Dollars)	¥ 9,880		¥ 4,087		61,635,472				3,575,076		(31,701,623)		(2,434,162)		31,088,730		(4,904,085)		26,184,645
Balance (in Dollars)	9,787		4,087		60,423,647				502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Balance at Dec. 31, 2023	¥ 9,787		¥ 4,087		60,423,647				502,941		(77,454,208)		(1,541,653)		(18,055,399)		(7,676,674)		(25,732,073)
Balance (in Shares) at Dec. 31, 2023 | shares	14,942,623	14,942,623	6,409,600	6,409,600
Provision for statutory reserve									261,290		(261,290)
Net loss											(17,934,927)				(17,934,927)		(1,379,207)		(19,314,134)	$ (2,710,070)
Business acquisition (note 1(c))					4,654										4,654		1,984		6,638
Others					(428,320)										(428,320)				(428,320)
Foreign currency translation													30,607		30,607				30,607
Balance at Jun. 30, 2024	¥ 9,787	$ 1,373	¥ 4,087	$ 573	59,999,981	$ 8,418,923			764,231	$ 107,233	(95,650,425)	$ (13,421,230)	(1,511,046)	$ (212,023)	(36,383,385)	$ (5,105,151)	(9,053,897)	$ (1,270,401)	(45,437,282)	(6,375,552)
Balance (in Shares) at Jun. 30, 2024 | shares	14,942,623	14,942,623	6,409,600	6,409,600
Balance (in Dollars)	¥ 9,787	$ 1,373	¥ 4,087	$ 573	¥ 59,999,981	$ 8,418,923			¥ 764,231	$ 107,233	¥ (95,650,425)	$ (13,421,230)	¥ (1,511,046)	$ (212,023)	¥ (36,383,385)	$ (5,105,151)	¥ (9,053,897)	$ (1,270,401)	¥ (45,437,282)	$ (6,375,552)